Investment Securities (Schedule Of Realized Gross Gains And Losses On Sale From Available For Sale Portfolio) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Schedule of Investments [Line Items]
Gross gains on sales of securities		$ 5,630,000		$ 5,867,000		$ 4,078,000
Gross (losses) on sales of securities		(3,503,000)		0		(1,193,000)
Net gain/(loss) on sales of securities	[1]	2,127,000		5,867,000		2,885,000
Venture capital investments	[2]	0		(2,995,000)		0
Net OTTI recorded	[3]	(749,000)		0		(1,125,000)
Total securities gain/ (loss), net		1,378,000		2,872,000		1,760,000
Proceeds from sales		69,700,000		9,200,000		63,800,000
Equity securities proceeds from sales				1,400,000
Debt securities gains/(losses), net		1,836,000		0		$ (451,000)
Available For Sale Securities		3,929,846,000	[4]	$ 3,556,613,000	[5]
Swap [Member]
Schedule of Investments [Line Items]
Available For Sale Securities		$ 335,000,000

[1]	Proceeds from sales during 2015 and 2013 were $ 69.7 million and $ 63.8 million, respectively. Proceeds from sales during 2014 were $ 9.2 million, inclusive of $ 1.4 million of equity securities.
[2]	Includes losses on sales, write-offs and/or unrealized fair value adjustments related to venture capital investments.
[3]	OTTI recorded in 2015 and 2013 is related to equity securities.
[4]	Includes $ 2.9 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[5]	Includes $ 3.3 billion of securities pledged to secure public deposits, securities sold under agreements to repu rchase, and for other purposes .